LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOANS AND BORROWINGS
Outstanding loans (net of debt issuance costs)	¥ 1,652,196	¥ 4,639,674
Outstanding loans (net of debt issuance costs)	25,489,829	19,592,853
Debt issuance costs	186,313	¥ 197,119
Credit facilities
LOANS AND BORROWINGS
Total working capital and project financing credit facilities	37,767,305
Unused amount	10,730,455
Loan drew down	27,036,850
Outstanding loans (net of debt issuance costs)	1,389,256
Outstanding loans (net of debt issuance costs)	25,489,829
Credit facilities | Short-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	3,526
Credit facilities | Long-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	¥ 154,239
Minimum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	1 year
Maximum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	15 years